Stock Options (Tables)	9 Months Ended
Jul. 31, 2024
Stock Options [Abstract]
Schedule of Changes in Stock Options	The following table summarizes the changes in the Company’s stock options for the periods ended July 31, 2024 and October 31, 2023:
	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

Outstanding, October 31, 2022	5,254	C$	613.5	$450.64

Granted	334		442.22	318.81

Outstanding, October 31, 2023	5,588	C$	603.12	$434.81

Expired	(67)		720.00	533.14

Outstanding, July 31, 2024	5,521	C$	601.70	$435.73

Exercisable, July 31, 2024	5,160	C$	603.20	$436.82

Schedule of Additional Information Regarding Stock Options Outstanding	Additional information regarding stock options outstanding as of July 31, 2024, is as follows:
Outstanding					Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)		Weighted average exercise price (USD$)	Number of stock options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

533	1.82	C$	166.50	$120.57	533	C$	166.50	$120.57
978	7.51		504.00	364.98	858		504.00	364.98
1,166	1.82		675.00	488.81	1,166		675.00	488.81
200	4.75		702.00	508.36	192		702.00	508.36
133	2.14		747.00	540.95	133		747.00	540.95
422	7.36		612.00	443.19	422		612.00	443.19
1,044	7.51		720.00	521.40	870		720.00	521.40
667	1.92		756.00	547.47	667		756.00	547.47
111	7.36		900.00	651.75	102		900.00	651.75
61	8.82		315.00	228.11	53		315.00	228.11
156	8.91		504.00	364.98	143		504.00	364.98
50	8.94		32.31	23.40	21		32.31	23.40
5,521	4.91	C$	601.70	$435.73	5,160	C$	603.20	$436.82

Schedule of Fair Value of Stock Options	The fair value for stock options previously granted to certain consultants for ongoing services measured during the period have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:
	Nine months ended July 31, 2024	Nine months ended July 31, 2023

Risk-free interest rate	4.05%	3.83%
Expected life (in years)	4.86	5.86
Expected volatility	121.10%-133.14%	111%-116%